Exploration mineral interests - Tintic Project (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Exploration mineral interests
Percentage Of Assets To Be Acquired	100.00%
2022	$ 5,788
2023	5,287
Total	$ 11,075